Leases (Tables)	12 Months Ended
Nov. 30, 2021
Leases [Abstract]
Schedule of Components of Lease Expenses
We amortize our lease assets on a straight-line basis over the lease term. The components of expense were as follows:

	November 30,
(in millions)	2021	2020
Operating lease expense	$203	$203
Variable lease expense (a) (b)	$(100)	$(61)

(a)Variable lease expense represents costs associated with our multi-year preferential berthing agreements which vary based on the number of passengers. These costs are recorded within commission, transportation and other in our Consolidated Statements of Income (Loss). Variable and short-term lease costs related to operating leases, other than the port facilities, were not material to our consolidated financial statements.
(b)Several of our preferential berthing agreements have force majeure provisions. We have treated the concessions granted under such provisions as variable payment adjustments. If our interpretation of the force majeure provisions is disputed, we could be required to record and make additional guarantee payments.
Weighted average of the remaining lease terms and weighted average discount rates are as follows:

	November 30, 2021	November 30, 2020
Weighted average remaining lease term - operating leases (in years)	12	13
Weighted average discount rate - operating leases	3.8%	3.4%

Schedule of Maturities of Operating Lease Liabilities
As of November 30, 2021, maturities of operating lease liabilities were as follows:

(in millions) Year
2022	$202
2023	186
2024	167
2025	158
2026	145
Thereafter	880
Total lease payments	1,739
Less: Present value discount	(358)
Present value of lease liabilities	$1,381